Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Cash and cash equivalents as stated in the consolidated statements of cash flows	1,038,048	893,100	122,354
Restricted cash	24,537	24,633	3,375
Time deposits with original maturity of more than three months	31,248	343,478	47,056
Cash and bank balances as stated in the consolidated statements of financial position	1,093,833	1,261,211	172,785
Denominated in:
RMB	711,252	298,922	40,952
US$	376,534	947,012	129,740
HK$	3,724	13,812	1,892
Others	2,323	1,465	201
Total	1,093,833	1,261,211	172,785